Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Schedule of Revenue Recognized in the Statement of Profit or Loss

	Three Months Ended June 30,		Six Months ended June 30,
	2020	2019	2020	2019
	(EUR’000)		(EUR’000)
Revenue from external customers
Revenue from the rendering of services (recognized over time)	779	1,873	2,091	7,287
Sale of clinical supply (recognized at a point in time)	—	—	246	—
“Right-to-use” licenses (recognized at a point in time)	657	1,338	1,324	1,338

Total revenue (1)	1,436	3,211	3,661	8,625

Attributable to
VISEN Pharmaceuticals	1,436	3,211	3,661	8,621
Other collaboration partners	—	—	—	4

Total revenue	1,436	3,211	3,661	8,625

Revenue by geographical location
North America	657	3,211	1,324	8,625
China	779	—	2,337	—

Total revenue	1,436	3,211	3,661	8,625

(1)
For the three months ended June 30, 2020 and 2019, and for the six months ended June 30, 2020 and 2019, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €1,013 thousand and €2,295 thousand, and of €2,215 thousand and €3,876 thousand, respectively.